Employee benefits (Details 1) - Common Share Unit Program [Member]	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Shares Granted Measurement Input [Member]
IfrsStatementLineItems [Line Items]
Measurement unit	2,453,783	2,244,659	1,330,503
Shares Granted Share Price [Member]
IfrsStatementLineItems [Line Items]
Measurement unit	10.13	12.02	15.94